RESULTS FROM OPERATING ACTIVITIES (Tables)	12 Months Ended
Jun. 30, 2021
Results from operating activities [abstract]
Cost of Sales
Amounts in R million Note 2021 2020 2019
Cost of sales (3,388.2) (2,937.9) (2,553.9)
Operating costs (a) (3,122.5) (2,692.1) (2,471.1)
Movement in gold in process and finished inventories - Gold Bullion (25.6) 3.1 32.6
Depreciation

9 (252.5) (270.8) (169.1)
Change in estimate of environmental rehabilitation 11 12.4 21.9 60.0
Retrenchment costs (b) - - (6.3)
The most significant components of operating costs include:
Consumable stores (880.2) (801.0) (866.5)
Labour including short term incentives (598.4) (573.0) (476.7)
Electricity (488.2) (420.9) (399.4)
Specialist service providers (510.7) (447.5) (437.1)
Machine hire (127.4) (95.2) (77.7)
Security expenses (122.8) (87.8) (59.9)
Water (57.1) (47.0) (44.1)
Pre-production costs capitalised - - 93.7
Voluntary staff retrenchments - - (6.3)

RELATED PARTY TRANSACTIONS
Amounts in R million 2021 2020 2019
Services rendered by related parties and included in operating costs:
Supply of water and electricity

1
68.1 50.0 16.9
Gold smelting and related charges

1
21.1 19.8 12.9
Other charges

1
0.7 1.6 -
Charges to Sibanye-Stillwater

2
- (0.2) (6.5)
Gold refining and related charges

3
6.8 4.9 3.6
96.7 76.1 26.9
1

Paid to Sibanye-Stillwater by FWGR
2

2019 charges relate to material processed on behalf

of Sibanye-Stillwater in terms of a toll treatment

agreement and recovered the related
costs from Sibanye-Stillwater. 2020 charges relate to miscellaneous items
3

Paid to Rand Refinery

Other Income	Amounts in R million 2021 2020 2019 Gain on disposal of property, plant and equipment 0.1 0.7 5.8 Gain on financial asset at fair value through profit or loss - - 2.1 0.1 0.7 7.9
Administration Expenses and Other costs
Amounts in R million Note 2021 2020 2019
Included in administration expenses and other costs are the following:
Share based payment benefit/(expenses) 28.3 (224.1) (21.4)
Cash settled Long-Term

Incentive ("
CLTI ") scheme 19.1 44.3 (218.1) (21.4)
Equity settled Long-Term

Incentive ("
ELTI ") scheme 19.2 (16.0) (6.0) -